Fair Value Measurement (Details 5) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cumulative upward adjustment	$ 2,653,407	$ 1,017,468
Total unrealized gain for non-marketable investments	$ 1,635,939